Commitments and Contingencies (Details Narrative)									3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 06, 2025 USD ($)	Sep. 23, 2024 USD ($) shares	Sep. 19, 2024 USD ($) shares	Sep. 13, 2024 USD ($) Integer	Sep. 09, 2024 USD ($) shares	Sep. 06, 2024 shares	Aug. 26, 2024 USD ($) shares	Feb. 02, 2024 USD ($) shares	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Aug. 08, 2025 shares	Feb. 04, 2025 USD ($)	Dec. 30, 2024 shares	Dec. 18, 2024 shares	Mar. 26, 2024 USD ($)	Feb. 05, 2024 USD ($)	Dec. 14, 2023 USD ($) shares	Nov. 08, 2023 USD ($)
Loss Contingencies [Line Items]
Leases operating lease remaining lease term									2 years 29 days				2 years 29 days		2 years 9 months 29 days
Stock issued during period value new issues										$ 329,996		$ 300,000
Common stock, shares authorized | shares									275,000,000				275,000,000		275,000,000	275,000,000							350,000,000
Gain on extinguishment											$ 152,782		$ 4,488,627	$ 680,762	$ 680,762
Debt instrument, face amount																							$ 3,500,000
Payments to Acquire Businesses, Net of Cash Acquired													$ 2,677,480		$ (82,219)
Common Class A [Member]
Loss Contingencies [Line Items]
Common stock, shares authorized | shares									250,000,000				250,000,000		250,000,000	250,000,000							250,000,000
Common Class A [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount																		$ 16,666
Maximum [Member]
Loss Contingencies [Line Items]
Common stock, shares authorized | shares									275,000,000				275,000,000		275,000,000
Maximum [Member] | Pre Funded Warrant [Member]
Loss Contingencies [Line Items]
Warrants issued | shares		30,470
Maximum [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Warrants issued | shares		56,555
Repayment Agreement [Member] | Common Class A [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Common stock, shares authorized | shares																	130,000
Payment To Act On [Member]
Loss Contingencies [Line Items]
Liquidated damages	$ 500,000
Additional interest and extension fees	$ 882,030
Amount owed									$ 1,382,030				$ 1,382,030
Roth Addendum To Letter Agreements [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares						3,529		350
Gain on extinguishment															$ 0
Stock issued during period shares additional shares | shares								1,200
Roth Addendum To Letter Agreements [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired								$ 300,000
Activate Agreement [Member]
Loss Contingencies [Line Items]
Gain on extinguishment															130,500
Payable for services															$ 261,200
Agreed to write off percentage															50.00%
Yorkville Standby Equity Purchase Agreement [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount																					$ 1,500,000	$ 1,000,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Common stock, shares authorized | shares																			65,000	63,000
Purchase of common shares requested | shares															65,000
Yorkville Standby Equity Purchase Agreement [Member] | Maximum [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Outstanding obligation to sell | shares															65,000
MZHCI, LLC [Member]
Loss Contingencies [Line Items]
Restricted shares issued | shares							2,400
Investor relations services amount paid							$ 12,500
Effective agreement period							6 months
Agreement renew period							6 months
Period of written notice for termination prior to renewal of agreement							60 days
Annual cost of living adjustment							5.00%
MZHCI, LLC [Member] | Investor Relations Consulting Agreement [Member]
Loss Contingencies [Line Items]
Restricted shares issued | shares							2,400
Investor relations services amount paid							$ 12,500
Annual cost of living adjustment, percentage							5.00%
Effective agreement period							6 days
Agreement renew period							6 days
Period of written notice for termination prior to renewal of agreement							60 days
Shares issued to GEM, shares | shares					24,000		2,400
Perkins Coie LLP [Member] | Perkins Repayment Agreement [Member]
Loss Contingencies [Line Items]
Stock issued during period value new issues					$ 1,385,000
Registration rights agreement, required filing term					60 days
Perkins Coie LLP [Member] | Perkins Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares					46,000
Perkins Coie LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares															60,000
Stock issued during period value new issues					$ 1,385,000
Registration rights agreement, required filing term					60 days
Stock issued | shares															60,000
Perkins Coie LLP [Member] | Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares					46,000
Cooley LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Debt instrument frequency of periodic payment			11
Debt instrument periodic payment			$ 36,300
Debt instrument date of first required payment			Oct. 01, 2024
Gain on extinguishment			$ 0										1,100,000
Cooley LLP [Member] | Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount			400,000
Cooley LLP [Member] | Repayment Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount			$ 1,523,029
Cohn Reznick LLP [Member] | Settlement Letter [Member]
Loss Contingencies [Line Items]
Debt instrument frequency of periodic payment			15
Debt instrument periodic payment			$ 30,000
Gain on extinguishment			0
Debt instrument, face amount			817,400
Receiptable amount			$ 450,000
Cohn Reznick LLP [Member] | Settlement Letter [Member] | Accrued Expenses and Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount									577,400				577,400
Sidley Austin LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Debt instrument frequency of periodic payment			12
Gain on extinguishment			$ 0	$ 0
Unpaid fee description			Unpaid Fee on a 2 for 1 basis, such that for every one dollar ($1.00) paid by Company, Sidley shall reduce the Sidley Unpaid Fee Amount by an additional two dollars ($2.00)
Shortfall accrue interest rate			12.00%
Sidley Austin LLP [Member] | Repayment Agreement [Member] | Asc [Member]
Loss Contingencies [Line Items]
Gain on extinguishment													3,200,000
Sidley Austin LLP [Member] | Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount			$ 1,605,326
Sidley Austin LLP [Member] | Repayment Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount			4,815,979
Donnelley Financial LLC [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Debt instrument frequency of periodic payment				12 monthly installments
Debt instrument periodic payment				$ 45,000
Gain on extinguishment				$ 0
Number of installments remaining | Integer				11
Remaining monthly installment amount				$ 28,366
Donnelley Financial LLC [Member] | Repayment Agreement [Member] | Accrued Expenses and Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount									109,464				$ 109,464
Donnelley Financial LLC [Member] | Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount				357,025
Donnelley Financial LLC [Member] | Repayment Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount				$ 1,072,148
Verista Partners Inc [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares													3,000
Stock issued during period value new issues							$ 66,666
Debt instrument fee amount							$ 196,666
Debt instrument frequency of periodic payment							16
Debt instrument periodic payment													$ 78,437
Debt instrument date of first required payment							Oct. 01, 2024
Remaining monthly installment amount							$ 8,125
Debt instrument fee remaining amount							130,000
Verista Partners Inc [Member] | Repayment Agreement [Member] | Accounts Payable [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount									$ 45,785				$ 45,785
Verista Partners Inc [Member] | Repayment Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount							$ 196,666
Cantor Fitzgerald And Co [Member] | Cantor Fee Agreement [Member] | Seven Gc Co Holdings Inc [Member]
Loss Contingencies [Line Items]
Deferred underwriting fees payable															$ 8,050,000									$ 8,050,000
Deferred underwriting fees forfeit																								4,050,000
Increase decrease in deferred underwriting fees																								$ 4,000,000
J V B Financial Group Llc [Member]
Loss Contingencies [Line Items]
Gain on extinguishment															$ 0
J V B Financial Group Llc [Member] | Amended And Restated Repayment Agreement [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares					2,908										2,908
Debt instrument, face amount					$ 115,000
Alco [Member] | Conversion And Settlement [Member]
Loss Contingencies [Line Items]
Gain on extinguishment		$ 4,808,882
Loans payable current			$ 4,711,681
Alco securities, issuance date			Sep. 19, 2024
Grant date fair value of warrants issued			$ 3,687,812
Alco [Member] | Conversion And Settlement [Member] | Pre Funded Warrant [Member]
Loss Contingencies [Line Items]
Grant date fair value of warrants issued			$ 4,080,194
Alco [Member] | Conversion And Settlement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares			28,242
Stock issued during period value new issues			$ 1,098,614
Alco [Member] | Conversion And Settlement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Warrants issued | shares			133,134
Alco [Member] | Conversion And Settlement [Member] | Maximum [Member] | Pre Funded Warrant [Member]
Loss Contingencies [Line Items]
Warrants issued | shares			104,892